CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net income (loss)	$ 2,429	$ (1,493)	$ 6,205	$ (1,650)
Other income and gains	(1,251)	(29)	(1,955)	(270)
Share of undistributed equity accounted earnings	8	835	(265)	1,328
Fair value changes	(377)	1,153	(2,471)	1,567
Depreciation and amortization	1,571	1,376	3,081	2,785
Deferred income taxes	301	(96)	490	72
Investments in residential inventory	(37)	(109)	(67)	(167)
Net change in non-cash working capital balances	(1,111)	(21)	(1,654)	(367)
Cash flows from (used in) operating activities	1,533	1,616	3,364	3,298
Financing activities
Corporate borrowings arranged	497	745	497	1,334
Corporate borrowings repaid	(526)	0	(526)	(251)
Non-recourse borrowings arranged	13,859	5,779	22,826	16,654
Non-recourse borrowings repaid	(10,827)	(5,713)	(19,489)	(13,994)
Non-recourse credit facilities, net	(1,564)	981	674	(873)
Subsidiary equity obligations issued	0	73	0	195
Subsidiary equity obligations redeemed	(242)	(20)	(248)	(24)
Deposits From Related Party	(802)	0	(802)	0
Capital provided from non-controlling interests	3,831	1,649	7,460	8,018
Capital repaid to non-controlling interests	(3,956)	(112)	(4,669)	(1,121)
Repayment of lease liabilities	(356)	(140)	(584)	(271)
Distributions to non-controlling interests	(2,823)	(1,308)	(5,350)	(3,465)
Distributions to shareholders	(772)	(217)	(1,005)	(434)
Cash flows from (used in) financing activities	(2,306)	1,627	81	5,464
Acquisitions
Investment properties	(2,274)	(1,206)	(4,489)	(2,081)
Property, plant and equipment	(1,259)	(579)	(2,939)	(1,992)
Equity accounted investments	(801)	(207)	(1,188)	(1,729)
Financial assets and other	(7,906)	(7,100)	(15,958)	(11,611)
Acquisition of subsidiaries	(1,043)	65	(2,773)	(56)
Dispositions
Investment properties	1,668	253	3,600	544
Property, plant and equipment	70	13	83	55
Equity accounted investments	815	12	1,174	90
Financial assets and other	7,240	5,290	15,526	10,204
Disposition of subsidiaries	3,332	10	3,692	962
Restricted cash and deposits	1,428	(216)	383	(138)
Cash flows from (used in) investing activities	1,270	(3,665)	(2,889)	(5,752)
Cash and cash equivalents
Change in cash and cash equivalents	497	(422)	556	3,010
Net change in cash classified within assets held for sale	18	(3)	(28)	21
Foreign exchange revaluation	118	80	(2)	(286)
Balance, beginning of period	9,826	9,868	9,933	6,778
Balance, end of period	10,459	9,523	10,459	9,523
Common shares
Financing activities
Common shares issued	2	2	15	5
Common shares repurchased	$ (231)	$ (92)	$ (322)	$ (309)